Acquisitions of Subsidiaries (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 03, 2020	Aug. 31, 2022	Oct. 31, 2023	Apr. 30, 2023		Apr. 30, 2022	Apr. 30, 2021
Acquisitions of Subsidiaries [Line Items]
Net asset value			$ 274,831	$ 274,831
Repurchase price			266,647	266,647
Cash paid	$ 3,000
Goodwill arising on acquisition	$ 7,566						$ 7,566
Impact of acquisition group profit							21,761
Revenue			$ 8,673	33,066		$ 25,271	25,251
Acquisition of AMTD Assets [Member]
Acquisitions of Subsidiaries [Line Items]
Percentage of equity interest		96.10%
Share price (in Dollars per share)		$ 520
Acquisition-related cost
Acquisition of PolicyPal Pte Ltd. (“PolicyPal”) [Member]
Acquisitions of Subsidiaries [Line Items]
Acquisition-related cost							7
Percentage of share capital	51.00%
Trade and other receivables							$ 38
Intangible asset amortized, term							7 years
Acquisition percentage			49.00%
PolicyPal [Member]
Acquisitions of Subsidiaries [Line Items]
Impact of acquisition group profit							$ 1,119
Revenue							301
Business Acquisition [Member]
Acquisitions of Subsidiaries [Line Items]
Revenue							$ 25,351
Class B Ordinary Shares [Member]
Acquisitions of Subsidiaries [Line Items]
Acquisition shares (in Shares)				515,385	[1]			[2]
Class B Ordinary Shares [Member] | Acquisition of AMTD Assets [Member]
Acquisitions of Subsidiaries [Line Items]
Acquisition shares (in Shares)		515,385
Common Class A [Member]
Acquisitions of Subsidiaries [Line Items]
Acquisition shares (in Shares)					[1]		702,765	[2]
Common Class A [Member] | Acquisition of PolicyPal Pte Ltd. (“PolicyPal”) [Member]
Acquisitions of Subsidiaries [Line Items]
Acquisition shares (in Shares)	702,765		702,765

[1]	The Company acquired 96.1% of the equity interest in AMTD Assets on February 6, 2023 for which the consideration is settled by 515,385 treasury shares — Class B ordinary shares. See note 14(a) for details.
[2]	The Company issued 702,765 Class A ordinary shares to certain shareholders of PolicyPal, together with a cash consideration, in exchange for 51% of the equity interest of PolicyPal on August 3, 2020. Details of the acquisition of subsidiary are set out in note 14(b).